Stock-Based Awards - Stock Options Granted, Exercised and Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 23, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Shares Under Option, Outstanding	18,413
Shares Under Option, Granted	9,370
Shares Under Option, Exercised	(9)
Shares Under Option, Canceled and forfeited	(5,528)
Ending Balance, Shares Under Option, Outstanding	22,246
Shares Under Option, Vested and expected to vest in the future	21,001
Shares Under Option, Exercisable	13,242
Beginning Balance, Weighted Average Exercise Price , Outstanding	$ 28.90
Weighted Average Exercise Price, Granted	$ 2.54
Weighted Average Exercise Price, Exercised	$ 2.28
Weighted Average Exercise Price, Canceled and forfeited	$ 23.32
Ending Balance, Weighted Average Exercise Price ,Outstanding	$ 19.20
Weighted Average Exercise Price, Vested and expected to vest in the future	$ 20.15
Weighted Average Exercise Price, Exercisable	$ 29.73
Weighted Average Remaining Contractual Term, Outstanding	4 years 7 months 17 days
Weighted Average Remaining Contractual Term, Vested and expected to vest in the future	4 years 4 months 2 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 8 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 10,402
Aggregate Intrinsic Value, Vested and expected to vest in the future	9,117
Aggregate Intrinsic Value, Exercisable	$ 113